UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22049

International Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

International Income Portfolio                                                                                                              as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 89.4%

Security	Principal	U.S. $ Value
Belgium — 4.4%
Kingdom of Belgium, 3.75%, 3/28/09	EUR 274,000	$371,379
Kingdom of Belgium, 4.00%, 3/28/13	EUR 211,000	282,771
Kingdom of Belgium, 5.50%, 3/28/28	EUR 168,000	257,842
Total Belgium (identified cost $887,713)		$911,992
Brazil — 1.9%
Noto Do Tesouro Nacional, 10.00%, 1/1/14 (2)	BRL 800,000	$407,576
Total Brazil (identified cost $414,963)		$407,576
Denmark — 2.9%
Kingdom of Denmark, 4.00%, 11/15/17	DKK 969,000	$172,180
Kingdom of Denmark, 5.00%, 11/15/13	DKK 896,000	170,237
Kingdom of Denmark, 6.00%, 11/15/09	DKK 1,390,000	264,629
Total Denmark (identified cost $593,306)		$607,046
France — 17.2%
Government of France, 4.00%, 4/25/09	EUR 1,055,000	$1,435,950
Government of France, 4.00%, 10/25/13	EUR 871,000	1,167,808
Government of France, 5.50%, 4/25/29	EUR 641,000	991,605
Total France (identified cost $3,495,019)		$3,595,363
Germany — 20.7%
Bundesrepub Deutschland, 3.75%, 7/4/13	EUR 1,056,000	$1,401,593
Bundesrepub Deutschland, 6.25%, 1/4/30	EUR 697,000	1,183,827
Bundesschatzanweisungen, 3.75%, 3/13/09	EUR 1,280,000	1,736,036
Total Germany (identified cost $4,196,940)		$4,321,456
Netherlands — 4.3%
Government of Netherlands, 3.75%, 7/15/09	EUR 234,000	$316,515
Government of Netherlands, 3.75%, 1/15/23	EUR 218,000	272,924
Government of Netherlands, 5.00%, 7/15/12	EUR 212,000	298,137
Total Netherlands (identified cost $865,724)		$887,576

Sweden — 1.0%
Swedish Government, 3.75%, 8/12/17	SEK 460,000	$65,327
Swedish Government, 5.00%, 1/28/09	SEK 450,000	67,541
Swedish Government, 6.75%, 5/5/14	SEK 395,000	66,761
Total Sweden (identified cost $194,727)		$199,629
United Kingdom — 8.1%
United Kingdom Treasury Bond, 4.25%, 3/7/36	GBP 279,000	$536,646
United Kingdom Treasury Bond, 4.75%, 3/7/20	GBP 285,000	560,645
United Kingdom Treasury Bond, 4.75%, 6/7/10	GBP 295,000	586,979
Total United Kingdom (identified cost $1,628,126)		$1,684,270
United States — 28.9%
Collateralized Mortgage Obligations — 6.4%
Federal National Mortgage Association, Series 1991-139, Class PN, 7.50%, 10/25/21	$1,260,146	$1,327,987
Total Collateralized Mortgage Obligations (identified cost, $1,317,538)		$1,327,987
Mortgage Pass-Throughs — 22.5%
Government National Mortgage Association:
8.00% with maturity at 2016	$2,971,722	$3,125,685
9.00% with maturity at 2021	1,410,000	1,562,634
		$4,688,319
Total Mortgage Pass-Throughs (identified cost, $4,654,632)		$4,688,319
Total United States (identified cost $5,972,170)		$6,016,306
Total Bonds & Notes (identified cost, $18,248,688)		$18,631,214

Short-Term Investments — 7.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (1)	$1,577	$1,576,699
Total Short-Term Investments (identified cost, $1,576,699)		$1,576,699

Call Options Purchased — 1.3%

	Number of
Security	Contracts (000’s omitted)	Value
Japanese Yen Call Option, Expires 7/1/2008, Strike Price JPY 117.95 (2)	660,520	$255,245
South Korean Won Call Option, Expires 7/28/2009, Strike Price KRW 905.2 (2)	452,600	9,609
Total Call Options Purchased (identified cost, $161,787)		$264,854

Put Options Purchased — 0.0%

	Number of
Security	Contracts (000’s omitted)	Value
South Korean Won Put Option, Expires 7/28/2009, Strike Price KRW 905.2 (2)	452,600	$9,735
Total Put Options Purchased (identified cost $10,825)		$9,735
Total Investments — 98.3% (identified cost $19,997,999)		$20,482,502
Other Assets, Less Liabilities — 1.7%		$359,605
Net Assets — 100.0%		$20,842,107

BRL	—	Brazilian Real
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Won
SEK	—	Swedish Krona
(1)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $15.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	29.4%	$6,016,306
Germany	21.1	4,321,456
France	17.6	3,595,363
United Kingdom	8.2	1,684,270
Belgium	4.5	911,992
Netherlands	4.3	887,576
Denmark	3.0	607,046
Brazil	2.0	407,576
Japan	1.2	255,245
Sweden	1.0	199,629
Republic of Korea	0.1	19,344
Total Bonds and Notes	92.4%	$18,905,803
Short-Term Investments	7.6%	$1,576,699

A summary of financial instruments at July 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	3,094,000	1,640,704	$(13,620)
		1,640,704	$(13,620)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	Acquire	In exchange for	(Depreciation)
8/02/07	Brazilian Real	United States Dollar
	3,094,000	1,603,626	$50,698
9/05/07	Brazilian Real	United States Dollar
	1,530,000	804,079	9,323
8/06/07	Polish Zloty	Euro
	4,234,000	1,128,796	(15,579)
8/06/07	Hungarian Forint	Euro
	87,700,000	356,569	(10,610)
8/06/07	Indian Rupee	United States Dollar
	11,425,000	281,820	1,068
8/13/07	Indonesian Rupiah	United States Dollar
	5,350,000,000	592,011	(12,212)
8/17/07	Japanese Yen	United States Dollar
	246,500,000	2,022,149	52,186
8/06/07	Malaysian Ringgit	United States Dollar
	1,216,000	355,607	(3,538)
8/14/07	Malaysian Ringgit	United States Dollar
	4,000,000	1,161,778	(3,228)
8/16/07	Mexican Peso	United States Dollar
	3,000,000	278,125	(4,164)
8/03/07	Philippine Peso	United States Dollar
	11,610,000	253,770	2,282
8/13/07	Philippine Peso	United States Dollar
	35,300,000	767,491	10,630
8/6/07	Turkish Lira	United States Dollar
	466,100	367,390	(3,185)
8/20/07	Turkish Lira	United States Dollar
	260,000	201,098	1,079
		$8,688,945	$74,750

Credit Default Swaps

The Portfolio has entered into credit default swaps whereby the Portfolio is buying or selling protection against default exposing the Portfolio to risks associated with changes in credit spreads of the underlying instrument.

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000s)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	Turkey (Republic of)	Buy	$843	1.45%	7/20/12	$19,035
Lehman Brothers, Inc.	CDX.EM.7 *	Buy	1,100	1.25	6/20/12	33,685
JP Morgan	Greece	Buy	4,000	0.13	9/20/17	8,528
						$61,248

*       CDX.EM.7 is composed of sovereign issues from (i) Latin America; (ii) Eastern Europe, the Middle East and Africa; and (iii) Asia as determined by Markit Partners.

At July 31, 2007, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments at July 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,000,272
Gross unrealized appreciation	$489,692
Gross unrealized depreciation	(7,462)
Net unrealized depreciation	$482,230

The unrealized appreciation on foreign currency, swaps and forward contracts at July 31, 2007 on a federal income tax basis was $122,378.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	September 21, 2007

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer

Date:	September 21, 2007